RELATED PARTY TRANSACTIONS (Details 1) - shares	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Initial Share Awards Under the Contracts	1,646,256	1,646,256
Additional Shares Earned to Maintain Ownership Percentage		12,678,492
Total Shares Earned		14,324,748
President [Member]
Additional Shares Earned to Maintain Ownership Percentage	8,297,269	7,607,269
Initial Share Awards Under the Contracts	1,028,910	1,028,910
Total Shares Earned	9,326,179	8,636,179
Chief Financial Officer [Member]
Additional Shares Earned to Maintain Ownership Percentage	4,381,223	4,036,223
Initial Share Awards Under the Contracts	617,346	617,346
Total Shares Earned	4,998,569	4,653,569